Employee benefits (Details 15) - Employee gratuity cost [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumptions to determine pension cost [Line Items]
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%